Pro Forma Adjustments and Assumptions - Recognized Identified Assets Acquired and Liabilities Assumed (Details) $ in Thousands, MMBbls in Millions			6 Months Ended
	Oct. 21, 2021 USD ($)	May 03, 2021 USD ($) MMBbls	Oct. 21, 2021 USD ($)	Dec. 31, 2021 USD ($)
Pro Forma Adjustments And Assumptions [Line Items]
Total cash paid	$ 511,296	$ 585,802
Asset retirement obligations		14,850
Suspended funds		8,997
Unfavorable contracts		21,724
Total liabilities assumed		45,571
Transaction costs		4,123
Total cost of Williston Basin Acquisition		635,496
Inventory		4,954
Oil and Gas properties		620,953
Other property and equipment		1,315
Long-term inventory		3,748
Other assets		4,526
Total assets		635,496
Revenues and production taxes payable		(8,997)
Accrued liabilities		(5,508)
Other liabilities		(16,216)
Increase (decrease) in general and administrative expenses		$ (1,800)
Proved developed reserves (volume) | MMBbls		583.5
Proved underdeveloped reserves | MMBbls		22.6
Forecast
Pro Forma Adjustments And Assumptions [Line Items]
Transaction costs				$ 2,300
Minimum Volume Commitment Agreement, Unfavorable Contracts
Pro Forma Adjustments And Assumptions [Line Items]
Estimated minimum volume commitment		$ 21,700
2021 Williston Acquisition
Pro Forma Adjustments And Assumptions [Line Items]
Total cash paid	$ 511,300	74,506
Total cost of Williston Basin Acquisition		$ 585,800	$ 585,802